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PAYDENFUNDS

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2003

EFFECTIVE SEPTEMBER 8, 2003, UMB FUND SERVICES, INC. ("UMB") BECAME THE TRANSFER AGENT FOR THE EIGHTEEN MUTUAL FUNDS OF THE PAYDEN & RYGEL INVESTMENT GROUP (THE "PAYDENFUNDS"). AS A RESULT OF THIS CHANGE IN TRANSFER AGENTS, THE FOLLOWING MODIFICATIONS TO THE PROSPECTUS DATED JANUARY 31, 2003 HAVE BEEN MADE:

1. REDEMPTION FEE: AS INDICATED IN THE FOOTNOTE UNDER "FEES AND EXPENSES" FOR EACH OF THE HIGH INCOME (P. 12), GROWTH & INCOME (P. 20), MARKET RETURN (P. 22), U.S. GROWTH LEADERS (P. 23), SMALL CAP LEADERS (P. 25) AND EMERGING MARKETS BOND (P. 30) FUNDS, AND IN THE DESCRIPTION OF THE REDEMPTION FEE (P. 38), A REDEMPTION FEE OF 1% IS CHARGED IF THE SHAREHOLDER REDEEMS OR EXCHANGES SHARES WITHIN A CERTAIN PERIOD OF TIME. GOING FORWARD, THE 1% REDEMPTION FEE WILL BE CHARGED IF THE SHAREHOLDER REDEEMS OR EXCHANGES SHARES WITHIN TWO MONTHS OR LESS OF PURCHASE OF THE SHARES.

2. TAX-SHELTERED RETIREMENT PLANS: UMB BANK, N.A. NOW PROVIDES THE FIDUCIARY ADMINISTRATION SERVICES FOR SUCH PLANS (P. 36).


3. AUTOMATED INVESTMENT PROGRAMS (PP. 36-37): FOR BOTH THE ELECTRONIC INVESTMENT PLAN AND THE AUTOMATIC INVESTMENT PLAN, YOU MAY NOW CHOOSE TO HAVE INVESTMENTS MADE ON THE 1ST, 15TH OR LAST DAY OF THE MONTH. IF THE DAY SELECTED FALLS ON A HOLIDAY OR WEEKEND DAY, THE INVESTMENT WILL BE MADE ON THE NEXT BUSINESS DAY.

IN ADDITION, UNDER THE ELECTRONIC INVESTMENT PLAN YOU MAY AUTHORIZE ACH TRANSFERS VIA TELEPHONE REQUEST OR VIA THE INTERNET. YOU MAY NOW MAKE A TELEPHONE REQUEST OR INTERNET REQUEST AT ANY TIME BEFORE THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (NORMALLY 4:00 P.M. EASTERN TIME). FOR TELEPHONE OR INTERNET REQUESTS RECEIVED AFTER THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE, THE INVESTMENT WILL NOW BE MADE AT THE NET ASSET VALUE DETERMINED ON THE NEXT BUSINESS DAY.

4. HOW TO REDEEM SHARES (PP. 37-38): YOU MAY REDEEM SHARES BY CONTACTING PAYDENFUNDS IN WRITING, BY TELEPHONE, OR VIA THE INTERNET. ANY WRITTEN REQUESTS SHOULD NOW BE DIRECTED TO: PAYDENFUNDS, P.O. BOX 1611, MILWAUKEE, WI 53201-1611. REDEMPTION REQUESTS VIA TELEPHONE AND INTERNET ACCESS REMAIN THE SAME, AT (800) 5PAYDEN (800-572-9336) AND WWW.PAYDENFUNDS.COM.

IN ADDITION, REDEMPTION REQUESTS BY TELEPHONE AND INTERNET ARE NOW CAPPED AT $50,000.

FINALLY, IF YOU WANT A FUND TO PAY THE PROCEEDS OF A REDEMPTION REQUEST TO A PERSON OTHER THAN THE RECORD OWNER OF THE SHARES, OR TO SEND THE PROCEEDS TO AN ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR REDEMPTION REQUEST MUST NOW BE IN WRITING AND YOUR SIGNATURE ON THE REQUEST MUST NOW BE "MEDALLION STAMP" GUARANTEED BY A COMMERCIAL BANK, A TRUST COMPANY OR ANOTHER ELIGIBLE GUARANTOR INSTITUTION.

5. HOW TO PURCHASE SHARES (PP. 38-39): ANY APPLICATION TO OPEN AN ACCOUNT FOR INVESTMENT IN ONE OR MORE OF THE PAYDENFUNDS SHOULD NOW BE MAILED TO:
PAYDENFUNDS, P.O. BOX 1611, MILWAUKEE, WI 53201-1611.


YOU MAY MAKE BOTH YOUR INITIAL AND ANY ADDITIONAL INVESTMENTS IN THE PAYDENFUNDS BY A CHECK MADE PAYABLE TO THE PAYDENFUNDS. HOWEVER, THE PAYDENFUNDS DO NOT ACCEPT CASH, MONEY ORDERS, THIRD PARTY CHECKS, TRAVELERS CHECKS, CREDIT CARD CHECKS, CHECKS DRAWN ON BANKS OUTSIDE THE U.S., OR OTHER CHECKS DEEMED TO BE HIGH RISK.

IN ORDER FOR AN ACCOUNT TO BE OPENED, YOU MUST COMPLETE ALL REQUIRED INFORMATION ON THE APPLICATION. IN ADDITION, IF WE ARE UNABLE TO VERIFY ANY SUCH INFORMATION, THE ACCOUNT WILL NOT BE OPENED AND WE WILL RETURN THE APPLICATION TO YOU.

          THE DATE OF THIS PROSPECTUS SUPPLEMENT IS SEPTEMBER 8, 2003
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                       THE PAYDEN & RYGEL INVESTMENT GROUP

    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2003

EFFECTIVE SEPTEMBER 8, 2003, UMB FUND SERVICES, INC. BECAME THE TRANSFER AGENT FOR THE PAYDEN & RYGEL INVESTMENT GROUP (THE "PAYDENFUNDS"). AS A RESULT, THE FOLLOWING CHANGES HAVE BEEN MADE TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2003.

UNDER THE SECTION ENTITLED "ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT" (STATEMENT OF ADDITIONAL INFORMATION, PAGE 36):

      1. THE FIFTH PARAGRAPH IS DELETED IN ITS ENTIRETY AND THE FOLLOWING IS SUBSTITUTED IN ITS PLACE:

      "UMB FUND SERVICES INC. ("UMB"), LOCATED AT 803 W. MICHIGAN STREET, MILWAUKEE, WISCONSIN 53201, PROVIDES TRANSFER AGENCY SERVICES TO THE GROUP. THESE SERVICES INCLUDE THE ISSUANCE AND REDEMPTION OF FUND SHARES, MAINTENANCE OF SHAREHOLDER ACCOUNTS AND PREPARATIONS OF ANNUAL INVESTOR TAX STATEMENTS. UMB RECEIVES FEES FOR THESE TRANSFER AGENCY SERVICES, AND CERTAIN OUT-OF-POCKET EXPENSES ARE ALSO REIMBURSED AT ACTUAL COST."

      2. THE SEVENTH PARAGRAPH IS DELETED IN ITS ENTIRETY AND THE FOLLOWING IS SUBSTITUTED IN ITS PLACE:

      "THE LIABILITY PROVISIONS OF THE GROUP'S AGREEMENTS WITH TREASURY PLUS, UMB AND BOSTON SAFE ARE SIMILAR TO THOSE OF THE INVESTMENT MANAGEMENT AGREEMENT DISCUSSED ABOVE. IN ADDITION, THE GROUP HAS AGREED TO INDEMNIFY UMB AND BOSTON SAFE BANK AGAINST CERTAIN LIABILITIES. THE RESPECTIVE AGREEMENTS MAY BE TERMINATED BY EITHER PARTY ON 90 DAYS NOTICE."

    THE DATE OF THIS SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION IS
                                SEPTEMBER 8, 2003